                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 14, 2000
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON AUGUST 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ------------------

Check here if Amendment [X  ]; Amendment Number: 3
                                                ---------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ MARK D. LERNER            BALTIMORE, MARYLAND          8/14/01
-------------------------     -------------------      ---------------
     [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    9
                                           ------------------------------

Form 13F Information Table Value Total:    $132,786
                                           ------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE



       COLUMN 1        COLUMN 2     COLUMN 3    COLUMN 4             COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
---------------------  --------    ---------    --------      ----------------------  --------     --------    ---------------------
                       TITLE OF                  VALUE        SHRS OR     SH/   PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER       CLASS        CUSIP      (x$1000)      PRN AMT     PRN   CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
CHRIS CRAFT             COMMON     170520100     16,516       200,500     SH           SOLE                    SOLE

CNA SURETY              COMMON     12612L108      2,668       232,000     SH           SOLE                    SOLE

CIRCLE.COM              COMMON     832914204      2,263       770,250     SH           SOLE                    SOLE

DIGEX, INC.             COMMON     253756100        469        10,000     SH           SOLE                    SOLE

HARCOURT GENERAL        COMMON     41163G101     15,181       257,300     SH           SOLE                    SOLE

INTERMEDIA
COMMUNICATIONS          COMMON     458801107      8,998       305,000     SH           SOLE                    SOLE

GEORGIA PACIFIC
THE TIMBER GROUP        COMMON     373298702      2,059        76,600     SH           SOLE                    SOLE

UNITED DOMINION         COMMON     909914103     14,449       610,000     SH           SOLE                    SOLE

VOICESTREAM WIRELESS    COMMON     928615103     70,183       604,700     SH           SOLE                    SOLE
